Fair Value (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Assets Measured at Fair Value on Recurring Basis

As of December 31, 2017 and 2018, information about inputs for the fair value measurements of the Group’s assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	Fair Value Measured as of December 31,
Description	2017	Quoted Prices in Active Market for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	RMB	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	4,462,194	4,462,194	—	—

Total	4,462,194	4,462,194	—	—

	Fair Value Measured as of December 31,
Description	2018	Quoted Prices in Active Market for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	RMB	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	2,468,034	2,468,034	—	—

Total	2,468,034	2,468,034	—	—

Schedule of Reconciliation of Fair Value Measurement of Long-term Investments Using Significant Unobservable Inputs on a Recurring Basis

Additional information about the reconciliation of the fair value measurement of long-term investments using significant unobservable inputs (level 3) on a recurring basis are is as follows:

RMB
Balance as of December 31, 2016	50,452
Purchase	10,000
Other-than-temporary loss recognized	(30,085)
Reclassification to equity securities without readily determinable fair value (i)	(30,000)
Foreign exchange difference	(367)

Balance as of December 31, 2017	—

Balance as of December 31, 2018	—

(i)

The investment in Qindao was reclassified from long-term investments to equity securities without readily determinable fair value as of result of the waiver of redemption right in July 2017. Please refer to Note 5 for additional information on the reclassification.